Cover	Jun. 30, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Brand Engagement Network Inc., a Delaware corporation (the “Company”) with the Securities and Exchange Commission on June 30, 2026 (the “Initial Form 8-K”) which reported the completion of the Company’s previously announced acquisition of all of the issued and outstanding equity interests of Cataneo GmbH, a limited liability company incorporated under the laws of the Federal Republic of Germany. This Amendment is filed solely to correct the number of shares of common stock of the Company included in the aggregate purchase price. Except as set forth herein, this Amendment does not modify or update any other disclosure in the Initial Form 8-K. This Amendment amends and restates Item 2.01 of the Initial Form 8-K in its entirety. Except as expressly set forth herein, this Amendment does not amend, update, or otherwise modify any other information contained in the Initial Form 8-K, and the Company has not updated the disclosures contained therein to reflect any events that have occurred after the date of the Initial Form 8-K. This Amendment should be read in conjunction with the Initial Form 8-K.
Document Period End Date	Jun. 30, 2026
Entity File Number	001-40130
Entity Registrant Name	Brand Engagement Network Inc.
Entity Central Index Key	0001838163
Entity Tax Identification Number	98-1574798
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(307)
Local Phone Number	757-3650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BNAI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BNAIW
Security Exchange Name	NASDAQ